Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
161,000	7.43	2.56

Schedule of stock option activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	144,726	$14.80	3.80	$378
Changes during the year:
Granted	16,125
Exercised	-
Cancelled	(24,595)

Outstanding at December 31, 2014	136,256	$9.62	3.53	$-

Vested and expected to vest	58,982	$16.64	3.01	$-
Exercisable at December 31, 2014	136,256	$9.62	3.53	$-

Schedule of recognized stock-based compensation expense
	Year ended December 31,
	2014	2013	2012

General and administrative	100	23	23

Total stock-based compensation expense	$100	$23	$23

Schedule of options granted and ranges of exercise prices
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2014	life (years)	2014	(years)

3.23	375	2.14	250	2.14
3.40	375	1.97	375	1.97
3.80	6,987	1.97	5,590	1.97
3.88	375	4.88	-	-
3.88	90,000	3.85	29,998	3.85
4.02	5,000	4.55	-	-
6.67	10,000	4.28	-	-
6.67	375	4.28	-	-
8.00	5,749	1.25	5,749	1.25
33.60	3,750	3.24	3,750	3.24
50.40	13,170	2.31	13,170	2.31
60.00	100	1.24	100	1.24

Grand Total	136,256	3.53	58,982	3.01

Schedule of outstanding warrants to service and debt holders
Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)
$14.65	22,274	0.42

*	All warrants are exercisable as of December 31, 2014